UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      	November 14, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    61848

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ANHEUSER BUSCH COS INC COM     COMMON STOCK     035229103    16077   247800 SH       SOLE                 247800        0        0
D DRS TECHNOLOGIES INC  COM STK  COMMON STOCK     23330X100     2218    28900 SH       SOLE                  28900        0        0
D EQUITY MEDIA HLDGS CORP WRNT   WARRANTS         294725114        1    40000 SH       SOLE                  40000        0        0
D FORDING CDN COAL TR TR UNIT    COMMON STOCK     345425102     5727    69000 SH       SOLE                  69000        0        0
D GENENTECH INC  COM STK         COMMON STOCK     368710406    16335   184200 SH       SOLE                 184200        0        0
D GENENTECH INC  COM STK         OPTIONS - CALLS  99OB8SP63     2456    27700 SH  CALL SOLE                  27700        0        0
D IMCLONE SYS INC  COM STK       COMMON STOCK     45245W109     7963   127600 SH       SOLE                 127600        0        0
D LIGAND PHARMACEUTICA LS INC CL COMMON STOCK     53220K207     1632   553183 SH       SOLE                 553183        0        0
D NATIONWIDE FINL SVCS  INC CL A COMMON STOCK     638612101     5767   116900 SH       SOLE                 116900        0        0
D ROHM & HAAS CO  COM STK        COMMON STOCK     775371107     3500    50000 SH       SOLE                  50000        0        0
D TAKE-TWO INTERACTIVE SOFTWARE  COMMON STOCK     874054109      172    10523 SH       SOLE                  10523        0        0
S REPORT SUMMARY                 11 DATA RECORDS               61848        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED